Eaton Vance
Short Duration Government Income Fund
July 31, 2023
Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 42.6%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2135, Class JZ, 6.00%, 3/15/29	$236	$ 237,446
Series 3866, Class DF, 6.00%, (30-day average SOFR + 1.56%), 5/15/41(1)	1,044	1,000,759
Series 4102, Class DF, 5.50%, (1 mo. USD LIBOR + 1.15%), 9/15/42(1)	271	252,857
Series 4159, Class FP, 5.00%, (1 mo. USD LIBOR + 0.90%), 11/15/42(1)	611	552,740
Series 4180, Class KF, 5.00%, (1 mo. USD LIBOR + 1.00%), 1/15/43(1)	3,145	2,860,634
Series 4204, Class AF, 5.00%, (30-day average SOFR + 1.00%), 5/15/43(1)	540	483,483
Series 4212, Class NS, 0.049%, (5.26% - 30-day average SOFR x 1.20), 6/15/43(2)	1,693	1,573,931
Series 4223, Class NF, 6.00%, (1 mo. USD LIBOR + 0.95%), 7/15/43(1)	1,931	1,797,072
Series 4249, Class CF, 6.005%, (1 mo. USD LIBOR + 0.80%), 9/15/43(1)	7,082	6,923,922
Series 4299, Class JG, 2.50%, 7/15/43	625	599,234
Series 4389, Class CA, 3.00%, 9/15/44	1,322	1,222,705
Series 4619, Class KF, 5.00%, (1 mo. USD LIBOR + 0.75%), 6/15/39(1)	710	675,834
Series 4678, Class PC, 3.00%, 1/15/46	1,432	1,350,817
Series 4876, Class FA, 5.882%, (30-day average SOFR + 0.81%), 5/15/49(1)	6,660	6,560,869
Series 4995, Class ZN, 2.50%, 7/25/50	1,036	584,991
Series 5009, Class ZN, 3.50%, 7/25/50	5,116	4,317,845
Series 5028, Class AZ, 2.00%, 10/25/50	1,005	438,098
Series 5028, Class TZ, 2.00%, 10/25/50	2,699	1,464,734
Series 5028, Class ZA, 2.00%, 10/25/50	1,155	537,179
Series 5031, Class Z, 2.50%, 10/25/50	8	4,000
Series 5035, Class AZ, 2.00%, 11/25/50	1,468	725,015
Series 5035, Class ZK, 2.50%, 11/25/50	17,187	10,435,328
Series 5035, Class ZT, 2.00%, 10/25/50	1,642	793,605
Series 5037, Class ZQ, 2.00%, 11/25/50	775	370,235
Series 5038, Class Z, 2.50%, 10/25/50	4	1,799
Series 5038, Class ZN, 2.00%, 11/25/50	1,811	790,694
Series 5039, Class PZ, 2.00%, 11/25/50	1,171	534,875
Series 5039, Class ZJ, 2.00%, 11/25/50	356	155,348
Series 5040, Class TZ, 2.50%, 11/25/50	4,318	2,379,572
Series 5048, Class CZ, 2.00%, 12/25/50	1,888	865,585
Series 5058, Class Z, 2.00%, 1/25/51	710	322,397
Series 5058, Class ZA, 2.00%, 1/25/51	1,031	483,486
Series 5058, Class ZH, 3.00%, 5/25/50	2,919	1,816,171
Series 5068, Class UZ, 2.50%, 1/25/51	9,518	5,789,759
Series 5071, Class CS, 0.07%, (3.30% - 30-day average SOFR), 2/25/51(2)	6,990	4,068,156
Series 5071, Class SP, 0.07%, (3.30% - 30-day average SOFR), 2/25/51(2)	9,615	6,319,272
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5072, Class ZU, 2.50%, 2/25/51	$3,032	$ 1,689,080
Series 5083, Class SK, 0.00%, (3.87% - 30-day average SOFR x 1.33, Floor 0.00%), 3/25/51(2)	8,471	5,402,732
Series 5083, Class ZW, 2.50%, 3/25/51	5,083	2,806,342
Series 5090, Class PZ, 2.50%, 3/25/51	531	279,854
Series 5093, Class Z, 3.00%, 1/25/51	1	583
Series 5093, Class ZM, 3.00%, 3/25/51	2	1,331
Series 5101, Class EZ, 2.00%, 3/25/51	2,033	1,116,829
Series 5104, Class WZ, 3.00%, 4/25/51	902	610,292
Series 5114, Class ZH, 3.00%, 5/25/51	440	299,759
Series 5123, Class JZ, 2.00%, 7/25/51	777	430,092
Series 5129, Class CZ, 3.00%, 8/25/50	15,098	9,909,337
Series 5129, Class HZ, 1.25%, 4/25/50	1,632	1,043,283
Series 5129, Class TZ, 2.50%, 8/25/51	3,207	1,701,047
Series 5129, Class WZ, 3.00%, 8/25/50	1	593
Series 5129, Class ZE, 3.00%, 9/25/50	206	120,571
Series 5129, Class ZH, 3.00%, 7/25/50	1	623
Series 5129, Class ZW, 3.00%, 8/25/50	1	416
Series 5131, Class QZ, 3.00%, 7/25/51	2,974	1,929,725
Series 5132, Class LZ, 2.50%, 8/25/51	8,444	4,851,919
Series 5135, Class MZ, 2.50%, 8/25/51	12,893	7,750,065
Series 5136, Class ZJ, 2.50%, 8/25/51	17,276	10,187,144
Series 5139, Class DZ, 2.50%, 9/25/51	10,389	6,131,054
Series 5139, Class EZ, 2.50%, 9/25/51	12,051	6,970,959
Series 5140, Class WZ, 2.50%, 9/25/51	6,798	4,148,532
Series 5141, Class ZJ, 2.50%, 9/25/51	12,536	7,395,857
Series 5141, Class ZP, 3.00%, 4/25/50	12,392	8,749,541
Series 5144, Class Z, 2.50%, 9/25/51	35,847	21,858,781
Series 5148, Class AZ, 2.50%, 10/25/51	39,272	24,025,553
Series 5150, Class QZ, 2.50%, 10/25/51	4,783	2,914,614
Series 5150, Class ZJ, 2.50%, 10/25/51	13,737	8,369,463
Series 5150, Class ZN, 2.50%, 10/25/51	1,209	677,206
Series 5159, Class KZ, 3.00%, 11/25/51	6,633	4,548,195
Series 5159, Class MZ, 3.00%, 11/25/51	1,005	644,503
Series 5159, Class ZP, 3.00%, 11/25/51	4,535	2,944,251
Series 5159, Class ZT, 3.00%, 11/25/51	8,337	5,640,462
Series 5160, Class ZW, 3.00%, 8/25/50	2,685	1,940,189
Series 5163, Class Z, 3.00%, 11/25/51	5,694	3,550,768
Series 5166, Class ZN, 3.00%, 9/25/50	10,223	6,623,413
Series 5168, Class MZ, 3.00%, 10/25/51	6,497	4,334,478
Series 5169, Class JZ, 3.00%, 1/25/49	380	258,019
Series 5300, Class EY, 6.00%, 12/25/52	5,000	4,977,504
Series 5327, Class B, 6.00%, 8/25/53	20,000	20,203,264
Interest Only:(3)
Series 354, Class C11, 3.50%, 7/15/46	8,575	1,483,670
Series 354, Class C15, 3.50%, 11/15/46	7,865	1,630,020

Eaton Vance
Short Duration Government Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 362, Class C7, 3.50%, 9/15/47	$13,847	$ 2,471,472
Series 362, Class C11, 4.00%, 12/15/47	4,135	833,124
Series 362, Class C12, 4.00%, 12/15/47	8,326	1,661,797
Series 380, Class C1, 3.00%, 1/25/50	31,318	5,308,350
Series 380, Class C5, 3.50%, 1/25/50	9,781	1,776,109
Series 3030, Class SL, 0.918%, (5.99% - 30-day average SOFR), 9/15/35(2)	911	57,449
Series 3114, Class TS, 1.468%, (6.54% - 30-day average SOFR), 9/15/30(2)	1,521	55,111
Series 3339, Class JI, 1.408%, (6.48% - 30-day average SOFR), 7/15/37(2)	831	76,051
Series 4088, Class EI, 3.50%, 9/15/41	29	152
Series 4094, Class CS, 0.818%, (5.89% - 30-day average SOFR), 8/15/42(2)	616	58,629
Series 4109, Class SA, 1.018%, (6.09% - 30-day average SOFR), 9/15/32(2)	983	54,417
Series 4497, Class CS, 1.018%, (6.09% - 30-day average SOFR), 9/15/44(2)	176	2,688
Series 4507, Class EI, 4.00%, 8/15/44	2,623	324,552
Series 4507, Class MI, 3.50%, 8/15/44	269	12,124
Series 4549, Class DS, 0.718%, (5.78% - 30-day average SOFR), 8/15/45(2)	817	46,271
Series 4601, Class IN, 3.50%, 7/15/46	13,533	2,382,986
Series 4625, Class BI, 3.50%, 6/15/46	2,665	447,305
Series 4637, Class IP, 3.50%, 4/15/44	138	5,118
Series 4749, Class IL, 4.00%, 12/15/47	940	181,872
Series 4768, Class IO, 4.00%, 3/15/48	1,077	208,669
Series 4768, Class KI, 4.00%, 11/15/47	1,895	365,446
Series 4772, Class PI, 4.00%, 1/15/48	1,171	226,709
Series 4791, Class JI, 4.00%, 5/15/48	1,705	345,079
Series 4791, Class SA, 1.018%, (6.09% - 30-day average SOFR), 5/15/48(2)	4,703	496,574
Series 4796, Class AS, 1.018%, (6.09% - 30-day average SOFR), 5/15/48(2)	2,978	306,582
Series 4808, Class IB, 4.00%, 5/15/48	4,558	920,343
Series 4966, Class SY, 0.867%, (5.94% - 30-day average SOFR), 4/25/50(2)	4,423	489,165
Series 5008, Class IE, 2.00%, 9/25/50	34,802	4,134,468
Series 5010, Class I, 2.00%, 9/25/50	30,688	3,667,493
Series 5010, Class IB, 2.00%, 9/25/50	45,411	5,394,876
Series 5010, Class IN, 2.00%, 9/25/50	53,743	6,433,221
Series 5010, Class NI, 2.00%, 9/25/50	17,020	2,048,659
Series 5016, Class UI, 2.00%, 9/25/50	14,532	1,726,360
Series 5017, Class DI, 2.00%, 9/25/50	30,101	3,576,032
Series 5019, Class CI, 2.00%, 10/25/50	24,631	2,954,390
Series 5020, Class CI, 2.00%, 9/25/50	6,071	703,288
Series 5024, Class CI, 2.00%, 10/25/50	62,950	7,570,930
Series 5025, Class GI, 2.00%, 10/25/50	10,656	1,277,363
Series 5028, Class TI, 2.00%, 10/25/50	13,534	1,299,482
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 5038, Class DI, 2.00%, 11/25/50	$76,983	$ 9,234,917
Series 5051, Class S, 0.00%, (3.60% - 30-day average SOFR, Floor 0.00%), 12/25/50(2)	30,445	1,028,454
Series 5070, Class CI, 2.00%, 2/25/51	75,866	9,755,265
Series 5156, Class IP, 3.00%, 12/25/49	24,212	3,800,760
Series 5191, Class IB, 2.50%, 2/25/51	50,679	7,693,055
Principal Only:(4)
Series 213, Class PO, 0.00%, 6/1/31	947	818,793
Series 239, Class PO, 0.00%, 8/15/36	507	386,697
Series 246, Class PO, 0.00%, 5/15/37	1,221	968,290
Series 3072, Class WO, 0.00%, 11/15/35	425	341,756
Series 3342, Class KO, 0.00%, 7/15/37	170	137,935
Series 3476, Class PO, 0.00%, 7/15/38	213	163,349
Series 3862, Class PO, 0.00%, 5/15/41	453	346,011
Series 4239, Class OU, 0.00%, 7/15/43	2,826	1,513,252
Federal National Mortgage Association:
Series G97-4, Class FA, 5.982%, (30-day average SOFR + 0.91%), 6/17/27(1)	54	54,313
Series 1993-203, Class PL, 6.50%, 10/25/23	2	1,869
Series 1994-14, Class F, 7.56%, (12 mo. USD LIBOR + 1.60%), 10/25/23(1)	2	1,550
Series 2001-4, Class GA, 9.00%, 4/17/25(5)	0(6)	24
Series 2009-48, Class WA, 5.80%, 7/25/39(5)	227	227,516
Series 2009-62, Class WA, 5.579%, 8/25/39(5)	336	336,048
Series 2010-112, Class DZ, 4.00%, 10/25/40	325	310,721
Series 2011-49, Class NT, 6.00%, (64.86% - 30-day average SOFR x 10.00, Cap 6.00%), 6/25/41(2)	131	125,595
Series 2012-51, Class FD, 5.764%, (30-day average SOFR + 0.69%), 5/25/42(1)	16,633	16,295,495
Series 2012-103, Class ZP, 3.00%, 9/25/42	802	628,689
Series 2012-115, Class MX, 0.00%, (3.46% - 1 mo. USD LIBOR x 1.154, Floor 0.00%), 10/25/42(2)	628	227,517
Series 2012-128, Class SH, 0.00%, (3.89% - 30-day average SOFR, Floor 0.00%), 11/25/42(2)	3,753	2,284,124
Series 2012-128, Class WS, 0.00%, (3.89% - 30-day average SOFR, Floor 0.00%), 11/25/42(2)	547	326,416
Series 2012-134, Class ZT, 2.00%, 12/25/42	997	804,795
Series 2013-52, Class GA, 1.00%, 6/25/43	577	512,595
Series 2013-58, Class SC, 0.00%, (5.83% - 30-day average SOFR x 1.50, Floor 0.00%), 6/25/43(2)	2,651	2,048,103
Series 2013-67, Class NF, 5.00%, (30-day average SOFR + 1.11%), 7/25/43(1)	631	588,428
Series 2014-1, Class HF, 5.00%, (1 mo. USD LIBOR + 1.50%), 6/25/43(1)	730	660,701
Series 2014-5, Class LB, 2.50%, 7/25/43	15	15,219

Eaton Vance
Short Duration Government Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2015-74, Class SL, 0.00%, (2.282% - 30-day average SOFR x 0.587, Floor 0.00%), 10/25/45(2)	$1,883	$ 1,055,708
Series 2016-26, Class KS, 0.00%, (5.55% - 30-day average SOFR x 1.75, Floor 0.00%), 11/25/42(2)	1,603	1,231,643
Series 2017-15, Class LE, 3.00%, 6/25/46	116	111,732
Series 2017-56, Class KF, 6.00%, (1 mo. USD LIBOR + 1.00%), 7/25/47(1)	561	541,480
Series 2017-56, Class KS, 0.152%, (5.00% - 1 mo. USD LIBOR), 7/25/47(2)	314	173,017
Series 2019-1, Class FA, 5.784%, (30-day average SOFR + 0.71%), 2/25/49(1)	6,585	6,393,652
Series 2019-8, Class FD, 5.884%, (30-day average SOFR + 0.81%), 3/25/49(1)	20,974	20,673,671
Series 2019-9, Class LF, 5.734%, (30-day average SOFR + 0.66%), 3/25/49(1)	8,082	7,929,719
Series 2019-16, Class AF, 5.734%, (30-day average SOFR + 0.66%), 4/25/49(1)	6,899	6,734,473
Series 2020-45, Class MA, 0.00%, (3.11% - 30-day average SOFR x 0.80%, Floor 0.00%), 6/25/43(2)	1,126	894,956
Series 2020-63, Class ZN, 3.00%, 9/25/50	307	187,274
Series 2020-86, Class ZP, 2.50%, 12/25/50	1,384	712,176
Series 2020-95, Class BZ, 2.50%, 1/25/51	317	158,314
Series 2020-96, Class DZ, 2.50%, 1/25/51	8,264	4,797,277
Series 2020-96, Class EZ, 2.50%, 1/25/51	652	331,869
Series 2020-96, Class KZ, 2.50%, 1/25/51	311	156,632
Series 2021-3, Class ZH, 2.50%, 2/25/51	1,693	901,384
Series 2021-8, Class NZ, 2.50%, 3/25/51	1,054	565,993
Series 2021-11, Class KZ, 3.00%, 6/25/50	547	354,103
Series 2021-14, Class GZ, 2.50%, 3/25/51	681	352,206
Series 2021-22, Class MZ, 3.00%, 4/25/51	2,248	1,441,092
Series 2021-42, Class ZA, 3.00%, 2/25/51	4,763	3,131,038
Series 2021-42, Class ZD, 3.00%, 11/25/50	5,896	3,882,643
Series 2021-45, Class DZ, 3.00%, 7/25/51	376	225,289
Series 2021-51, Class EZ, 2.50%, 8/25/51	1,221	669,431
Series 2021-52, Class JZ, 2.50%, 8/25/51	14,964	9,008,735
Series 2021-55, Class ZN, 2.50%, 8/25/51	352	190,403
Series 2021-56, Class HZ, 2.50%, 9/25/51	31,234	19,352,805
Series 2021-56, Class LZ, 2.50%, 9/25/51	14,220	8,950,579
Series 2021-57, Class ZW, 2.50%, 7/25/51	18,911	11,100,051
Series 2021-59, Class EZ, 2.50%, 9/25/51	1,453	811,453
Series 2021-61, Class Z, 2.50%, 9/25/51	12,919	7,907,155
Series 2021-63, Class QZ, 2.50%, 6/25/51	9,665	5,586,680
Series 2021-64, Class ZJ, 2.50%, 10/25/51	17,517	10,339,702
Series 2021-66, Class JZ, 2.50%, 10/25/51	13,005	7,814,896
Series 2021-69, Class JZ, 2.50%, 10/25/51	13,634	8,355,376
Series 2021-77, Class WZ, 3.00%, 8/25/50	1,847	1,126,821
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2021-77, Class Z, 3.00%, 5/25/51	$15,570	$ 9,797,201
Series 2021-79, Class Z, 3.00%, 11/25/51	17,036	11,302,321
Series 2021-95, Class ZC, 3.00%, 8/25/51	4,469	2,982,556
Series 2022-2, Class ZN, 3.00%, 2/25/52	11,605	7,786,846
Series 2023-12, Class LW, 6.00%, 4/25/53	15,000	14,942,587
Series 2023-13, Class LY, 6.00%, 4/25/53	9,120	9,154,591
Series 2023-14, Class EL, 6.00%, 4/25/53	23,200	23,057,407
Interest Only:(3)
Series 296, Class 2, 8.00%, 4/25/24	0(6)	3
Series 424, Class C8, 3.50%, 2/25/48	3,814	686,051
Series 2004-60, Class SW, 1.867%, (6.94% - 30-day average SOFR), 4/25/34(2)	676	17,916
Series 2005-68, Class XI, 6.00%, 8/25/35	1,130	214,102
Series 2006-65, Class PS, 2.037%, (7.11% - 30-day average SOFR), 7/25/36(2)	704	81,704
Series 2007-99, Class SD, 1.217%, (6.29% - 30-day average SOFR), 10/25/37(2)	1,077	95,679
Series 2007-102, Class ST, 1.257%, (6.33% - 30-day average SOFR), 11/25/37(2)	533	39,559
Series 2011-59, Class IW, 6.00%, 7/25/41	777	144,183
Series 2011-101, Class IC, 3.50%, 10/25/26	796	24,321
Series 2012-147, Class SA, 0.917%, (5.96% - 30-day average SOFR), 1/25/43(2)	760	70,090
Series 2014-41, Class SA, 0.867%, (5.94% - 30-day average SOFR), 7/25/44(2)	728	101,325
Series 2014-55, Class IL, 3.50%, 9/25/44	629	132,079
Series 2014-55, Class IN, 3.50%, 7/25/44	590	120,795
Series 2014-89, Class IO, 3.50%, 1/25/45	983	213,327
Series 2015-22, Class GI, 3.50%, 4/25/45	301	56,396
Series 2015-31, Class SG, 0.917%, (5.99% - 30-day average SOFR), 5/25/45(2)	798	138,185
Series 2015-36, Class IL, 3.00%, 6/25/45	842	122,262
Series 2016-61, Class DI, 3.00%, 4/25/46	689	70,125
Series 2018-21, Class IO, 3.00%, 4/25/48	4,145	734,306
Series 2018-42, Class IA, 3.50%, 6/25/47	1,012	173,856
Series 2019-1, Class SA, 0.217%, (5.29% - 30-day average SOFR), 2/25/49(2)	4,603	186,018
Series 2020-23, Class SP, 0.867%, (6.05% - 30-day average SOFR), 2/25/50(2)	12,399	1,375,502
Series 2020-45, Class HI, 2.50%, 7/25/50	6,714	957,068
Series 2020-73, Class NI, 2.00%, 10/25/50	6,614	795,076
Series 2020-89, Class PI, 2.50%, 12/25/50	13,398	1,996,611
Series 2020-94, Class DI, 2.00%, 1/25/51	15,281	1,957,657
Series 2021-3, Class KI, 2.50%, 2/25/51	28,857	4,045,705
Series 2021-3, Class LI, 2.50%, 2/25/51	27,380	3,794,290
Series 2021-10, Class EI, 2.00%, 3/25/51	12,030	1,568,337
Series 2021-34, Class QI, 3.00%, 6/25/51	40,547	6,649,929
Series 2021-73, Class AI, 2.50%, 6/25/49	8,064	842,530

Eaton Vance
Short Duration Government Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2021-94, Class CI, 3.00%, 1/25/52	$11,325	$ 1,858,684
Series 2022-6, Class IO, 2.50%, 7/25/51	31,445	4,823,155
Principal Only:(4)
Series 379, Class 1, 0.00%, 5/25/37	1,054	821,830
Series 380, Class 1, 0.00%, 7/25/37	253	205,310
Series 2007-17, Class PO, 0.00%, 3/25/37	184	140,113
Series 2009-82, Class PO, 0.00%, 10/25/39	495	384,491
Series 2012-5, Class PO, 0.00%, 12/25/39	332	265,141
Series 2012-61, Class PO, 0.00%, 8/25/37	1,510	1,198,713
Series 2014-9, Class DO, 0.00%, 2/25/43	7,385	5,365,656
Series 2014-17, Class PO, 0.00%, 4/25/44	1,067	757,248
Government National Mortgage Association:
Series 2012-77, Class MT, 5.726%, (1 mo. SOFR + 0.50%), 5/16/41(1)	370	356,268
Series 2014-H20, Class MF, 4.264%, (1 mo. USD LIBOR + 0.65%), 10/20/64(1)	4,955	4,940,033
Series 2015-144, Class KB, 3.00%, 8/20/44	503	407,839
Series 2015-H03, Class FD, 4.402%, (1 mo. USD LIBOR + 0.64%), 1/20/65(1)	16,256	16,156,261
Series 2015-H05, Class FB, 4.524%, (1 mo. USD LIBOR + 0.64%), 2/20/65(1)	17,882	17,762,132
Series 2016-168, Class JF, 6.00%, (1 mo. USD LIBOR + 1.00%), 11/20/46(1)	128	122,715
Series 2017-121, Class DF, 5.00%, (1 mo. SOFR + 0.61%), 8/20/47(1)	3,227	3,101,509
Series 2017-137, Class AF, 5.00%, (1 mo. SOFR + 0.61%), 9/20/47(1)	1,451	1,394,621
Series 2018-H18, Class FG, 3.962%, (1 mo. USD LIBOR + 0.60%), 10/20/68(1)	30,405	30,042,732
Series 2018-H20, Class FA, 3.648%, (1 mo. USD LIBOR + 0.60%), 12/20/68(1)	48,769	48,011,562
Series 2020-76, Class ZL, 2.75%, 5/20/50	309	232,201
Series 2021-1, Class ZD, 3.00%, 1/20/51	1,575	1,201,972
Series 2021-8, Class ZG, 2.50%, 1/20/51	3,220	1,798,791
Series 2021-24, Class EZ, 2.50%, 1/20/51	3,495	1,975,864
Series 2021-24, Class KZ, 2.50%, 2/20/51	3,574	2,229,619
Series 2021-25, Class JZ, 2.50%, 2/20/51	1,990	1,022,413
Series 2021-49, Class VZ, 2.50%, 3/20/51	21	10,331
Series 2021-77, Class ZG, 3.00%, 7/20/50	352	209,710
Series 2021-86, Class ZJ, 1.50%, 5/20/51	283	142,457
Series 2021-97, Class MZ, 3.00%, 8/20/50	5,746	3,753,805
Series 2021-97, Class ZC, 3.00%, 8/20/50	7,364	4,875,343
Series 2021-105, Class MZ, 3.00%, 6/20/51	4,699	3,041,623
Series 2021-105, Class ZH, 1.50%, 6/20/51	1,481	884,119
Series 2021-107, Class GZ, 3.00%, 6/20/51	2,393	1,588,042
Series 2021-114, Class JZ, 3.00%, 6/20/51	2,052	1,300,532
Series 2021-118, Class EZ, 2.50%, 7/20/51	7,040	4,370,567
Series 2021-118, Class JZ, 2.50%, 7/20/51	19,938	12,100,558
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2021-121, Class ZE, 2.50%, 7/20/51	$126	$ 71,016
Series 2021-122, Class ZL, 2.50%, 7/20/51	11,408	6,841,676
Series 2021-131, Class ZN, 3.00%, 7/20/51	2,585	1,756,690
Series 2021-136, Class WZ, 3.00%, 8/20/51	6,053	3,929,809
Series 2021-136, Class Z, 2.50%, 8/20/51	10,728	6,509,823
Series 2021-137, Class GZ, 2.50%, 8/20/51	1,237	850,519
Series 2021-138, Class Z, 2.50%, 8/20/51	11,426	7,232,131
Series 2021-139, Class UZ, 3.00%, 8/20/51	8,695	5,613,580
Series 2021-154, Class ZC, 2.50%, 9/20/51	6,166	3,750,333
Series 2021-154, Class ZL, 3.00%, 9/20/51	8,190	4,950,005
Series 2021-156, Class ZQ, 2.50%, 9/20/51	4,895	3,053,674
Series 2021-159, Class ZJ, 2.50%, 9/20/51	8,187	5,085,709
Series 2021-159, Class ZP, 2.00%, 9/20/51	7,591	5,201,648
Series 2021-160, Class NZ, 3.00%, 9/20/51	2,555	1,558,460
Series 2021-172, Class ZA, 3.00%, 9/20/51	1,588	1,029,101
Series 2021-175, Class DZ, 3.00%, 10/20/51	2,089	1,269,272
Series 2021-177, Class JZ, 3.00%, 10/20/51	4,836	3,336,842
Series 2021-182, Class KZ, 3.00%, 10/20/51	1,321	804,077
Series 2021-194, Class HZ, 3.00%, 11/20/51	9,248	6,736,019
Series 2021-199, Class ZM, 3.00%, 11/20/51	3,790	2,440,647
Series 2021-213, Class NZ, 3.00%, 12/20/51	7,591	5,203,992
Series 2021-214, Class LZ, 3.00%, 12/20/51	10,335	7,500,242
Series 2021-228, Class JZ, 3.00%, 12/20/51	7,639	5,107,642
Series 2022-31, Class ZD, 3.00%, 2/20/52	788	461,136
Series 2022-189, Class US, 4.15%, (22.73% - 30-day average SOFR x 3.667), 11/20/52(2)	12,436	12,437,501
Series 2022-195, Class AS, 4.372%, (23.13% - 30-day average SOFR x 3.70), 11/20/52(2)	3,688	3,922,627
Series 2022-197, Class SW, 4.156%, (16.32% - 30-day average SOFR x 2.40), 11/20/52(2)	7,148	6,998,824
Series 2022-208, Class YF, 6.068%, (30-day average SOFR + 1.00%), 12/20/52(1)	48,561	48,264,274
Series 2022-211, Class HF, 6.068%, (30-day average SOFR + 1.00%), 12/20/52(1)	194,244	192,624,687
Series 2023-53, Class AL, 5.50%, 4/20/53	26,000	25,410,070
Series 2023-53, Class SE, 3.966%, (22.55% - 30-day average SOFR x 3.667), 4/20/53(2)	16,851	16,756,854
Series 2023-63, Class LB, 6.00%, 5/20/53	10,000	10,015,344
Series 2023-63, Class S, 3.966%, (22.55% - 30-day average SOFR x 3.667), 5/20/53(2)	7,959	7,695,150
Series 2023-64, Class LB, 6.00%, 5/20/53	4,079	4,085,752
Series 2023-65, Class G, 3.966%, (22.55% - 30-day average SOFR x 3.667), 5/20/53(2)	11,833	11,343,989
Series 2023-65, Class SB, 3.966%, (22.55% - 30-day average SOFR x 3.667), 5/20/53(2)	3,892	3,855,921
Series 2023-65, Class SD, 3.966%, (22.55% - 30-day average SOFR x 3.667), 5/20/53(2)	2,991	3,037,911

Eaton Vance
Short Duration Government Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-66, Class S, 3.966%, (22.55% - 30-day average SOFR x 3.667), 5/20/53(2)	$4,977	$ 4,944,843
Series 2023-66, Class SD, 3.966%, (22.55% - 30-day average SOFR x 3.667), 5/20/53(2)	1,991	1,925,041
Series 2023-82, Class AL, 6.00%, 6/20/53	18,360	18,650,200
Series 2023-83, Class GS, 4.286%, (27.60% - 30-day average SOFR x 4.60), 6/20/53(2)	8,314	8,096,745
Series 2023-83, Class S, 3.711%, (22.89% - 30-day average SOFR x 3.78), 6/20/53(2)	4,488	4,281,918
Series 2023-84, Class MW, 6.00%, 6/20/53	4,600	4,653,733
Series 2023-84, Class SN, 3.634%, (22.39% - 30-day average SOFR x 3.67%), 6/20/53(2)	5,983	5,744,146
Series 2023-89, Class SD, 3.60%, (22.18% - 30-day average SOFR x 3.667), 6/20/53(2)	4,989	4,753,659
Series 2023-96, Class BL, 6.00%, 7/20/53	5,000	5,076,732
Series 2023-96, Class DB, 6.00%, 7/20/53	12,250	12,393,283
Series 2023-97, Class CB, 6.00%, 7/20/53	14,000	14,152,270
Series 2023-98, Class BW, 6.00%, 7/20/53	3,250	3,308,176
Series 2023-98, Class JB, 6.00%, 7/20/53	12,714	12,890,761
Series 2023-99, Class AL, 6.00%, 7/20/53	17,468	17,695,762
Series 2023-117, Class JB, 6.00%, 8/20/53(7)	9,602	9,778,619
Interest Only:(3)
Series 2014-98, Class IM, 0.00%, 1/20/43(5)	5,094	124,677
Series 2015-151, Class KI, 0.00%, 11/20/42(5)	6,173	155,196
Series 2017-104, Class SD, 0.831%, (6.09% - 1 mo. SOFR), 7/20/47(2)	2,316	228,705
Series 2017-121, Class DS, 0.147%, (4.39% - 1 mo. SOFR), 8/20/47(2)	2,625	99,645
Series 2018-127, Class SG, 0.881%, (6.14% - 1 mo. SOFR), 9/20/48(2)	6,399	513,498
Series 2019-27, Class SA, 0.681%, (5.94% - 1 mo. SOFR), 2/20/49(2)	2,202	211,714
Series 2019-38, Class SQ, 0.681%, (5.94% - 1 mo. SOFR), 3/20/49(2)	6,488	589,395
Series 2019-43, Class BS, 0.681%, (5.94% - 1 mo. SOFR), 4/20/49(2)	3,599	351,153
Series 2020-97, Class MI, 2.50%, 3/20/50	5,544	694,247
Series 2020-116, Class MI, 2.00%, 8/20/50	514	67,395
Series 2020-134, Class IM, 2.50%, 9/20/50	14,736	1,968,985
Series 2020-146, Class IQ, 2.00%, 10/20/50	138,718	15,507,791
Series 2020-146, Class QI, 2.00%, 10/20/50	41,543	4,563,891
Series 2020-151, Class AI, 2.00%, 10/20/50	86,801	10,719,024
Series 2020-162, Class BI, 2.00%, 10/20/50	19,678	2,399,161
Series 2020-167, Class KI, 2.00%, 11/20/50	86,001	9,625,884
Series 2020-167, Class YI, 2.00%, 11/20/50	104,415	11,886,106
Series 2020-173, Class DI, 2.00%, 11/20/50	85,837	10,432,413
Series 2020-176, Class AI, 2.00%, 11/20/50	29,009	3,334,505
Series 2020-176, Class HI, 2.50%, 11/20/50	20,011	2,682,491
Series 2020-181, Class TI, 2.00%, 12/20/50	84,391	9,806,465
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2020-185, Class BI, 2.00%, 12/20/50	$16,904	$ 1,968,960
Series 2021-9, Class GI, 2.00%, 1/20/51	41,460	4,864,082
Series 2021-15, Class AI, 2.00%, 1/20/51	22,621	2,758,710
Series 2021-23, Class TI, 2.50%, 2/20/51	11,732	1,516,441
Series 2021-30, Class AI, 2.00%, 2/20/51	9,550	1,154,612
Series 2021-46, Class IM, 2.50%, 3/20/51	4,718	618,948
Series 2021-56, Class SD, 0.00%, (2.30% - 30-day average SOFR, Floor 0.00%), 9/20/50(2)	14,997	185,740
Series 2021-56, Class SE, 0.00%, (2.30% - 30-day average SOFR, Floor 0.00%), 10/20/50(2)	5,503	69,115
Series 2021-77, Class SB, 0.00%, (3.64% - 1 mo. SOFR, Floor 0.00%), 5/20/51(2)	16,910	504,674
Series 2021-77, Class SE, 0.00%, (3.64% - 1 mo. SOFR, Floor 0.00%), 5/20/51(2)	10,336	308,499
Series 2021-97, Class IG, 2.50%, 8/20/49	77,370	8,424,866
Series 2021-97, Class QI, 3.00%, 6/20/51	17,030	2,475,604
Series 2021-98, Class EI, 3.00%, 6/20/51	33,548	4,782,343
Series 2021-114, Class MI, 3.00%, 6/20/51	12,445	1,841,143
Series 2021-122, Class NI, 3.00%, 7/20/51	8,534	1,278,829
Series 2021-125, Class SA, 0.00%, (3.64% - 1 mo. SOFR, Floor 0.00%), 7/20/51(2)	19,840	575,402
Series 2021-131, Class QI, 3.00%, 7/20/51	32,709	3,889,418
Series 2021-140, Class YS, 0.00%, (1.59% - 1 mo. SOFR, Floor 0.00%), 8/20/51(2)	21,968	160,630
Series 2021-160, Class DI, 3.00%, 9/20/51	29,496	4,576,664
Series 2021-160, Class IT, 2.50%, 9/20/51	42,812	4,694,094
Series 2021-175, Class AS, 0.00%, (1.69% - 1 mo. SOFR, Floor 0.00%), 10/20/51(2)	44,436	342,903
Series 2021-175, Class SB, 0.00%, (1.69% - 1 mo. SOFR, Floor 0.00%), 10/20/51(2)	22,280	172,151
Series 2021-193, Class IU, 3.00%, 11/20/49	67,562	8,801,689
Series 2021-193, Class YS, 0.00%, (2.45% - 30-day average SOFR, Floor 0.00%), 11/20/51(2)	51,666	586,126
Series 2021-196, Class GI, 3.00%, 11/20/51	32,304	4,574,369
Series 2021-201, Class PI, 3.00%, 11/20/51	28,010	3,070,649
Series 2021-209, Class IW, 3.00%, 11/20/51	17,732	2,216,732
Series 2022-104, Class IO, 2.50%, 6/20/51	26,996	3,491,535
Series 2022-119, Class CS, 0.00%, (3.00% - 30-day average SOFR, Floor 0.00%), 7/20/52(2)	212,856	1,720,579
Series 2022-119, Class SC, 0.00%, (3.00% - 30-day average SOFR, Floor 0.00%), 7/20/52(2)	23,651	191,175
Series 2022-126, Class AS, 0.00%, (3.69% - 30-day average SOFR, Floor 0.00%), 7/20/52(2)	63,474	958,008
Series 2022-126, Class SC, 0.00%, (3.73% - 30-day average SOFR, Floor 0.00%), 7/20/52(2)	47,301	734,112
Series 2022-135, Class SA, 0.00%, (3.00% - 30-day average SOFR, Floor 0.00%), 6/20/52(2)	132,486	1,214,912
Series 2023-13, Class SA, 0.332%, (5.40% - 30-day average SOFR), 1/20/53(2)	19,570	392,917

Eaton Vance
Short Duration Government Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2023-19, Class SD, 1.232%, (6.30% - 30-day average SOFR), 2/20/53(2)	$21,136	$ 1,012,114
Series 2023-20, Class HS, 1.232%, (6.30% - 30-day average SOFR), 2/20/53(2)	14,742	729,373
Series 2023-22, Class ES, 1.232%, (6.30% - 30-day average SOFR), 2/20/53(2)	19,656	972,497
Series 2023-22, Class SA, 0.632%, (5.70% - 30-day average SOFR), 2/20/53(2)	34,314	841,159
Series 2023-24, Class SB, 0.082%, (5.15% - 30-day average SOFR), 2/20/53(2)	39,313	963,001
Series 2023-24, Class SG, 1.232%, (6.30% - 30-day average SOFR), 2/20/53(2)	19,656	972,497
Series 2023-32, Class SA, 1.232%, (6.30% - 30-day average SOFR), 2/20/53(2)	66,341	3,282,179
Series 2023-38, Class LS, 1.232%, (6.30% - 30-day average SOFR), 3/20/53(2)	29,611	1,440,194
Series 2023-47, Class HS, 1.232%, (6.30% - 30-day average SOFR), 3/20/53(2)	9,870	480,065
Series 2023-47, Class SC, 1.182%, (6.25% - 30-day average SOFR), 3/20/53(2)	14,798	683,777
Series 2023-53, Class SK, 1.132%, (6.20% - 30-day average SOFR), 4/20/53(2)	37,381	1,467,314
Series 2023-65, Class BS, 1.082%, (6.15% - 30-day average SOFR), 5/20/53(2)	31,437	1,357,889
Principal Only:(4)
Series 2009-117, Class PO, 0.00%, 12/16/39	782	595,483
Series 2010-88, Class OA, 0.00%, 7/20/40	510	378,256
Series 2015-24, Class KO, 0.00%, 6/20/35	595	517,713
Total Collateralized Mortgage Obligations (identified cost $1,935,060,728)		$ 1,572,276,520

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.5%
Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust:
Interest Only:(3)
Series 2021-SB91, Class X1, 0.575%, 8/25/41(5)	$46,069	$ 1,306,630
Series 2021-SB92, Class X1, 0.58%, 8/25/41(5)	23,943	558,058
Government National Mortgage Association:
Interest Only:(3)
Series 2021-101, Class IO, 0.679%, 4/16/63(5)	54,610	2,944,334
Series 2021-132, Class IO, 0.726%, 4/16/63(5)	58,147	3,267,335
Series 2021-144, Class IO, 0.825%, 4/16/63(5)	51,832	3,221,003
Series 2021-186, Class IO, 0.765%, 5/16/63(5)	47,862	2,789,486
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2022-3, Class IO, 0.64%, 2/16/61(5)	$68,070	$ 3,291,212
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $22,711,501)		$ 17,378,058

U.S. Government Agency Mortgage-Backed Securities — 80.9%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.868%, (COF + 1.30%), with maturity at 2034(8)	$12	$ 11,951
3.888%, (COF + 1.25%), with maturity at 2035(8)	205	201,600
3.894%, (COF + 2.28%), with maturity at 2025(8)	53	52,317
3.981%, (COF + 1.25%), with maturity at 2025(8)	23	22,556
4.169%, (5 yr. CMT + 2.52%), with maturity at 2032(8)	149	144,459
4.208%, (30-day average SOFR + 2.37%), with maturity at 2052(8)	1,530	1,444,026
4.228%, (COF + 1.25%), with maturity at 2029(8)	5	5,219
4.339%, (30-day average SOFR + 2.13%), with maturity at 2052(8)	6,700	6,359,634
4.431%, (COF + 1.25%), with maturity at 2032(8)	84	82,208
4.50%, with maturity at 2035	292	283,948
4.558%, (COF + 1.25%), with maturity at 2030(8)	119	118,161
4.587%, (1 yr. CMT + 2.25%), with maturity at 2038(8)	374	378,061
4.637%, (COF + 1.25%), with maturity at 2033(8)	49	49,164
4.747%, (1 yr. CMT + 1.98%), with maturity at 2034(8)	490	491,020
4.792%, (1 yr. CMT + 2.32%), with maturity at 2036(8)	505	510,930
4.825%, (1 yr. CMT + 2.24%), with maturity at 2036(8)	425	428,846
5.00%, with various maturities to 2052	60,841	59,931,458
5.032%, (COF + 2.29%), with maturity at 2037(8)	381	378,482
5.047%, (1 yr. CMT + 2.26%), with maturity at 2035(8)	1,263	1,276,119
5.50%, with various maturities to 2053	197,060	196,315,780
5.605%, (30-day average SOFR + 2.37%), with maturity at 2052(8)	679	668,324
6.00%, with various maturities to 2053	11,302	11,410,615
7.00%, with maturity at 2033	51	51,392
Federal National Mortgage Association:
3.00%, with various maturities to 2050	17,590	15,604,406
3.585%, (COF + 1.96%), with maturity at 2030(8)	3	3,499
3.915%, (COF + 1.25%), with maturity at 2035(8)	52	51,987
3.985%, (COF + 1.25%), with maturity at 2033(8)	101	99,024
4.001%, (COF + 1.25%), with maturity at 2034(8)	25	24,123

Eaton Vance
Short Duration Government Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
4.031%, (30-day average SOFR + 2.33%), with maturity at 2052(8)	$1,613	$ 1,518,646
4.065%, (COF + 1.25%), with various maturities to 2027(8)	83	81,339
4.07%, (COF + 1.25%), with maturity at 2034(8)	156	151,604
4.10%, (COF + 1.25%), with maturity at 2033(8)	153	151,393
4.117%, (COF + 1.25%), with maturity at 2034(8)	108	105,474
4.207%, (COF + 1.26%), with maturity at 2036(8)	109	106,804
4.214%, (COF + 1.31%), with maturity at 2036(8)	58	56,914
4.352%, (COF + 1.26%), with maturity at 2038(8)	12	11,841
4.393%, (12 mo. USD LIBOR + 1.75%), with maturity at 2035(8)	330	332,635
4.449%, (COF + 2.27%), with maturity at 2026(8)	37	37,188
4.50%, with maturity at 2052	930	891,678
4.503%, (COF + 1.26%), with maturity at 2037(8)	60	59,286
4.51%, (COF + 1.70%), with maturity at 2029(8)	0(6)	416
4.537%, (COF + 1.26%), with maturity at 2036(8)	27	26,993
4.617%, (COF + 1.80%), with maturity at 2034(8)	148	146,171
4.669%, (1 yr. CMT + 2.16%), with maturity at 2036(8)	142	144,471
4.681%, (1 yr. CMT + 2.13%), with maturity at 2037(8)	416	422,607
4.681%, (COF + 1.49%), with maturity at 2029(8)	196	197,190
4.712%, (COF + 1.85%), with maturity at 2034(8)	47	46,292
4.719%, (1 yr. CMT + 2.18%), with maturity at 2031(8)	52	52,046
4.852%, (COF + 1.74%), with maturity at 2035(8)	185	182,837
4.863%, (1 yr. CMT + 2.21%), with maturity at 2039(8)	817	830,047
4.909%, (COF + 1.79%), with maturity at 2035(8)	141	138,993
5.00%, with various maturities to 2052	15,467	15,163,497
5.043%, (COF + 1.81%), with maturity at 2036(8)	336	331,375
5.103%, (1 yr. CMT + 2.10%), with maturity at 2040(8)	196	197,670
5.138%, (1 yr. CMT + 2.53%), with maturity at 2038(8)	403	411,373
5.175%, (12 mo. USD LIBOR + 1.80%), with maturity at 2034(8)	112	113,560
5.419%, (1 yr. CMT + 2.25%), with maturity at 2033(8)	1,002	1,021,599
5.50%, 30-Year, TBA(9)	67,900	67,470,322
5.50%, with various maturities to 2052	663,966	661,135,622
5.50%, with various maturities to 2052(10)	161,274	160,612,209
5.514%, (COF + 1.73%), with maturity at 2034(8)	45	45,566
6.00%, with various maturities to 2053	15,650	15,983,114
6.07%, (1 yr. CMT + 2.07%), with maturity at 2033(8)	174	176,811
6.334%, (COF + 2.00%), with maturity at 2032(8)	26	26,962
6.50%, with various maturities to 2053	7,090	7,258,284
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
6.50%, 30-Year, TBA(9)	$63,200	$ 64,468,772
Government National Mortgage Association:
2.50%, with maturity at 2051	2,074	1,765,954
2.75%, (1 yr. CMT + 1.50%), with various maturities to 2027(8)	41	39,995
3.00%, (1 yr. CMT + 1.50%), with maturity at 2026(8)	30	28,851
4.00%, with various maturities to 2052	10,177	9,632,735
4.50%, with various maturities to 2052	288,509	274,361,692
5.00%, with various maturities to 2052	91,710	90,211,213
5.50%, with various maturities to 2062	120,846	120,879,293
5.50%, 30-Year, TBA(9)	242,575	241,217,017
6.00%, with various maturities to 2063	116,816	118,470,430
6.00%, 30-Year, TBA(9)	499,775	502,475,584
6.50%, with various maturities to 2063	94,401	96,420,920
6.50%, 30-Year, TBA(9)	196,550	199,748,792
7.00%, with various maturities to 2062	28,308	29,014,771
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $3,015,739,124)		$ 2,980,776,157

U.S. Government Guaranteed Small Business Administration Pools & Loans — 4.3%
Security	Principal Amount (000's omitted)	Value
5.875%, (USD Prime - 2.375%), 2/25/29(1)	$35,967	$ 35,956,560
6.00%, (USD Prime - 2.25%), 1/25/44 to 2/25/44(1)	36,813	36,879,325
6.05%, (USD Prime - 2.20%), 4/25/44(1)	18,394	18,471,717
7.25%, (USD Prime - 1.00%), 4/25/44(1)	19,865	20,687,906
7.575%, (USD Prime - 0.675%), 2/25/44(1)	17,615	18,480,861
Interest Only:(11)(12)
1.03%, 1/18/39	403	11,185
1.26%, 2/15/44	1,440	67,806
1.51%, 2/15/44	1,057	56,400
1.56%, 3/14/44	530	30,165
1.76%, 12/18/28	92	2,749
1.81%, 7/10/43 to 2/6/44	5,243	287,914
1.88%, 12/18/43 to 12/27/43	5,856	348,894
1.91%, 7/15/42 to 4/15/44	17,658	1,027,903
1.93%, 6/14/43 to 2/8/44	22,010	1,346,021
2.01%, 3/12/29 to 2/15/44	3,670	220,132
2.06%, 3/15/29 to 3/15/44	9,302	605,710
2.13%, 9/14/43 to 1/9/44	4,974	322,955
2.16%, 3/15/42 to 4/15/44	2,648	180,988

Eaton Vance
Short Duration Government Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
2.177%, 11/1/32 to 5/16/43(13)	$52,067	$ 2,608,335
2.18%, 12/3/28 to 2/15/44	14,237	949,587
2.26%, 12/28/28 to 1/15/44	3,000	194,013
2.31%, 12/15/28 to 4/15/44	22,281	1,617,452
2.38%, 8/31/28 to 12/27/43	2,554	174,689
2.41%, 6/15/42 to 4/15/44	15,037	1,152,908
2.43%, 5/7/28 to 2/12/44	9,432	710,914
2.48%, 3/15/44	2,560	211,546
2.51%, 7/12/28 to 1/15/44	3,017	231,441
2.514%, 2/21/33 to 4/1/43(13)	14,521	1,107,511
2.56%, 12/15/28 to 9/18/44	19,056	1,522,281
2.61%, 4/15/29	61	2,718
2.63%, 9/13/42 to 1/11/44	2,406	210,540
2.66%, 6/15/42 to 4/15/44	10,129	832,522
2.68%, 10/19/28 to 2/19/44	16,923	1,311,345
2.72%, 3/21/23 to 12/13/42(13)	16,952	912,323
2.76%, 10/1/28 to 2/15/44	6,837	506,780
2.81%, 3/15/29 to 4/24/44	21,131	1,747,419
2.88%, 12/3/43 to 12/27/43	2,623	230,949
2.91%, 3/15/44	676	66,953
2.93%, 10/1/28 to 1/23/44	4,111	382,378
3.01%, 10/13/28 to 1/15/44	1,507	121,380
3.06%, 1/15/29 to 2/21/44	1,443	130,129
3.13%, 9/29/43 to 1/31/44	7,800	810,597
3.18%, 5/8/28 to 2/19/44	6,559	548,282
3.259%, 1/21/24 to 7/28/42(13)	8,320	554,706
3.26%, 10/18/28 to 2/15/44	2,634	227,434
3.31%, 4/15/29 to 2/28/44	2,958	376,633
3.36%, 1/15/29	48	2,704
3.38%, 8/28/43 to 1/16/44	7,573	902,609
3.43%, 4/27/28 to 7/27/43	17,810	1,349,886
3.51%, 10/11/28 to 3/15/44	10,940	986,355
3.525%, 3/10/26 to 3/23/42(13)	260	29,621
3.56%, 12/28/28 to 3/15/44	9,392	805,321
3.61%, 12/27/28	9	533
3.66%, 11/15/43 to 4/15/44	6,670	811,116
3.98%, 12/11/28 to 12/13/28	299	20,636
Total U.S. Government Guaranteed Small Business Administration Pools & Loans (identified cost $177,355,210)		$ 159,347,737

U.S. Department of Agriculture Loans — 1.0%
Security	Principal Amount (000's omitted)	Value
USDA Guaranteed Loans:
8.00%, (USD Prime - 0.50%), 7/1/27(1)	$13,504,649	$ 13,516,884
8.00%, (USD Prime - 0.50%), 7/1/27(1)	22,960,982	22,983,163
Total U.S. Department of Agriculture Loans (identified cost $36,465,631)		$ 36,500,047

Short-Term Investments — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.19%(14)	2,779,742	$ 2,779,742
Total Short-Term Investments (identified cost $2,779,742)		$ 2,779,742
Total Investments — 129.4% (identified cost $5,190,111,936)		$ 4,769,058,261
Total Written Swaptions — (0.0)%(15) (premiums received $3,738,390)		$ (981,775)

TBA Sale Commitments — (1.3)%
U.S. Government Agency Mortgage-Backed Securities — (1.3)%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association, 4.50%, 30-Year, TBA(9)	$ (50,000)	$ (48,120,430)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $48,414,063)		$ (48,120,430)
Total TBA Sale Commitments (proceeds $48,414,063)		$ (48,120,430)
Other Assets, Less Liabilities — (28.1)%		$(1,034,913,120)
Net Assets — 100.0%		$ 3,685,042,936
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2023.
(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2023.

Eaton Vance
Short Duration Government Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

(3)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(4)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2023.
(6)	Principal amount is less than $500.
(7)	When-issued security.
(8)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2023.
(9)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(10)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(11)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(12)	Securities comprise a trust that is wholly-owned by the Fund and may only be sold on a pro-rata basis with all securities in the trust.
(13)	The stated interest rate represents the weighted average fixed interest rate at July 31, 2023 of all interest only securities comprising the certificate.
(14)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2023.
(15)	Amount is less than (0.05)%.

Written Interest Rate Swaptions (OTC) — (0.0)%(1)
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 5/10/29 to receive 1.93% and pay SOFR	Bank of America, N.A.	USD	(501,491,332)	5/8/24	$(981,775)
Total					$(981,775)
(1)	Amount is less than (0.05)%.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	3,428	Long	9/29/23	$366,180,033	$ (5,209,723)
U.S. 10-Year Treasury Note	3,044	Long	9/20/23	339,120,625	(8,050,825)
					$(13,260,548)

Eaton Vance
Short Duration Government Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	180,000	Receives	SOFR (pays annually)	1.88% (pays annually)	3/9/28	$ 18,265,258	$(2,237,143)	$ 16,028,115
USD	450,000	Receives	SOFR (pays annually)	3.07% (pays annually)	10/14/32	27,664,320	—	27,664,320
USD	94,000	Receives	SOFR (pays annually)	3.16% (pays annually)	1/5/33	5,364,768	—	5,364,768
USD	125,000	Receives	SOFR (pays annually)	2.47% (pays annually)	3/28/33	13,529,247	(2,630,288)	10,898,959
USD	300,000	Receives	SOFR (pays quarterly)	2.01% (pays semi-annually)	2/16/52	89,552,218	—	89,552,218
USD	300,000	Receives	SOFR (pays annually)	1.92% (pays annually)	4/8/52	83,538,983	—	83,538,983
USD	100,000	Receives	SOFR (pays annually)	1.89% (pays annually)	8/3/52	29,162,065	(967)	29,161,098
Total						$267,076,859	$(4,868,398)	$262,208,461
Abbreviations:
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
Currency Abbreviations:
USD	– United States Dollar
At July 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Interest Rate Risk: Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund utilizes futures contracts and interest rate swaps and swaptions to enhance total return, to change the overall duration of the Fund and/or to hedge against fluctuations in securities prices due to changes in interest rates.

Eaton Vance
Short Duration Government Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of July 31, 2023 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
BMO Capital Markets Corp.	7/26/23	On Demand(1)	5.50%	$18,105,124	$18,118,765
MUFG Securities Americas, Inc.	7/28/23	On Demand(1)	5.50	87,644,246	87,697,073
Total Investments				$105,749,370	$105,815,838
(1)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At July 31, 2023, the remaining contractual maturity of open reverse repurchase agreements was overnight and continuous. At July 31, 2023, the underlying collateral for all open reverse repurchase agreements was comprised of agency mortgage-backed securities having an aggregate market value of $119,506,124.
Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at July 31, 2023. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at July 31, 2023.
Affiliated Investments
At July 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $2,779,742, which represents 0.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$40,759,128	$2,928,145,820	$(2,966,125,206)	$ —	$ —	$2,779,742	$2,944,118	2,779,742
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2023, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$1,572,276,520	$ —	$1,572,276,520
U.S. Government Agency Commercial Mortgage-Backed Securities	—	17,378,058	—	17,378,058

Eaton Vance
Short Duration Government Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
U.S. Government Agency Mortgage-Backed Securities	$ —	$2,980,776,157	$ —	$2,980,776,157
U.S. Government Guaranteed Small Business Administration Pools & Loans	—	159,347,737	—	159,347,737
U.S. Department of Agriculture Loans	—	36,500,047	—	36,500,047
Short-Term Investments	2,779,742	—	—	2,779,742
Total Investments	$ 2,779,742	$4,766,278,519	$ —	$4,769,058,261
Swap Contracts	$ —	$ 267,076,859	$ —	$ 267,076,859
Total	$ 2,779,742	$5,033,355,378	$ —	$5,036,135,120
Liability Description
TBA Sale Commitments	$ —	$ (48,120,430)	$ —	$ (48,120,430)
Written Interest Rate Swaptions	—	(981,775)	—	(981,775)
Futures Contracts	(13,260,548)	—	—	(13,260,548)
Total	$(13,260,548)	$ (49,102,205)	$ —	$ (62,362,753)
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.